Balance Sheet Components Account and Financing Receivables, net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable, net
Accounts receivable	$ 81,453	$ 94,908
Allowance for credit losses	(13,912)	(12,358)	$ (7,007)	$ (3,956)
Accounts receivable, net	$ 67,541	$ 82,550